Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2015
Other Real Estate
Other Real Estate Owned Roll Forward [Table Text Block]
	For the year ended December 31, 2015
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$38,983	$96,517	$85,394	$44,872	$265,766
Write-downs in value	(13,356)	(8,567)	(20,350)	(3,891)	(46,164)
Additions	17,671	86,040	9,661	25,019	138,391
Sales	(25,065)	(53,782)	(59,749)	(25,990)	(164,586)
Other adjustments	(266)	(540)	(452)	(233)	(1,491)
Transfer to non-covered status[1]	14,504	3,092	(14,504)	(3,092)	-
Ending balance	$32,471	$122,760	$-	$36,685	$191,916
[1] Represents the reclassification of OREOs to the non-covered category, pursuant to the expiration of the commercial and consumer shared-loss arrangement with the FDIC related to loans acquired from Westernbank, on June 30, 2015.

	For the year ended December 31, 2014
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$48,649	$86,852	$120,215	$47,792	$303,508
Write-downs in value	(7,112)	(3,628)	(26,657)	(4,969)	(42,366)
Additions	16,200	65,300	55,582	21,769	158,851
Sales	(20,042)	(49,618)	(59,219)	(19,028)	(147,907)
Other adjustments	1,288	(2,389)	(4,527)	(692)	(6,320)
Ending balance	$38,983	$96,517	$85,394	$44,872	$265,766

	For the year ended December 31, 2013
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$135,862	$130,982	$99,398	$39,660	$405,902
Write-downs in value	(11,377)	(9,525)	(18,857)	(4,102)	(43,861)
Additions	32,175	82,985	87,800	30,037	232,997
Sales	(108,254)	(118,596)	(48,447)	(17,720)	(293,017)
Other adjustments	243	1,006	321	(83)	1,487
Ending balance	$48,649	$86,852	$120,215	$47,792	$303,508